Shares Issued For Services (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Shares Issued For Services 1		$ 312,903
Commitments Shares Issued For Services 2		1,273,162
Commitments Shares Issued For Services 3		80,200
Commitments Shares Issued For Services 4		0
Commitments Shares Issued For Services 5		393,103
Commitments Shares Issued For Services 6		1,273,162
Commitments Shares Issued For Services 1	0
Commitments Shares Issued For Services 2	93,600
Commitments Shares Issued For Services 3	0
Commitments Shares Issued For Services 4	312,903
Commitments Shares Issued For Services 5	0
Commitments Shares Issued For Services 6	80,200
Commitments Shares Issued For Services 7	0
Commitments Shares Issued For Services 8	93,600
Commitments Shares Issued For Services 9	0
Commitments Shares Issued For Services 10	$ 393,103